Consolidated Balance Sheets (Parentheticals) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Cash, cash equivalents and restricted cash	¥ 1,510,686,015	¥ 1,265,876,948
Loans principal, interest and financing service fee receivables	9,132,462,231	8,911,163,298
Allowance for credit losses	717,331,910	729,743,207
Net loans principal, interest and financing service fee receivables	8,415,130,321	8,181,420,091
Loans held-for-sale	1,296,708,106	1,122,309,299
Investment securities	21,545,271	205,711,749
Deferred tax assets	384,801
Deposits	156,815,888	137,661,130
Right-of-use assets	63,450	309,531
Guaranteed assets	684,293,725	716,129,457
Other assets	55,748,802	19,878,136
Borrowings under agreements to repurchase	85,331,820
Other borrowings	8,146,494,548	7,727,559,337
Accrued employee benefits	22,782	61,602
Income taxes payable	1,030,049	902,734
Deferred tax liabilities		15,863
Lease liabilities		246,081
Other liabilities	¥ 232,873,758	¥ 144,061,166
Ordinary shares, par value (in Yuan Renminbi per share)	¥ 0.0001	¥ 0.0001
Ordinary shares, shares authorized (in Shares)	3,800,000,000	3,800,000,000
Ordinary shares, shares issued (in Shares)	1,371,643,240	1,559,576,960
Ordinary shares, shares outstanding (in Shares)	1,371,643,240	1,559,576,960